RIGHT-OF-USE ASSETS AND LEASE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

7. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Group is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Group’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of December 31,
	2023	2024
	HK$	HK$

Operating lease ROU assets	-	3,486,556

	As of December 31,
	2023	2024
	HK$	HK$
Operating lease liabilities
Current portion	-	1,896,384
Non-current portion	-	1,584,423
	-	3,480,807

	As of December 31,
	2023	2024
Operating leases:
Weighted average remaining lease term (years)	-	2
Weighted average discount rate	-	5.46%

During the years ended December 31, 2023 and 2024, the Group incurred lease expense of nil and HK$331,945, respectively.

The maturity analysis of the Group’s non-cancellable operating lease obligations as of December 31, 2024 is as follows:

Operating leases
HK$

Year ending December 31, 2024	2,030,208
Year ending December 31, 2025	1,615,434
Total undiscounted lease obligations	3,645,642
Less: imputed interest	(164,835)
Lease liabilities recognized in the consolidated balance sheet	3,480,807

NORTH WATER INVESTMENT GROUP HOLDINGS LIMITED AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2023 and 2024

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

8.	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Group is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Group’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Operating lease ROU assets	3,486,556	2,570,547

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)
Operating lease liabilities
Current portion	1,896,384	1,948,747
Non-current portion	1,584,423	596,780
	3,480,807	2,545,527

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)
Operating leases:
Weighted average remaining lease term (years)	2	1.3
Weighted average discount rate	5.46%	5.46%

During the year ended December 31, 2024, and the six months ended June 30, 2024 and 2025, the Group incurred lease expense of HK$331,945, nil and HK$ 995,834, respectively.

The maturity analysis of the Group’s non-cancelable operating lease obligations is as follows:

As of December 31, 2024
HK$

Year ending December 31, 2024	2,030,208
Year ending December 31, 2025	1,615,434
Total undiscounted lease obligations	3,645,642
Less: imputed interest	(164,835)
Lease liabilities recognized in the consolidated balance sheet	3,480,807

As of June 30, 2025
HK$
(Unaudited)

Six months ending December 31, 2025	1,015,104
Year ending December 31, 2026	1,615,434
Total undiscounted lease obligations	2,630,538
Less: imputed interest	(85,011)
Lease liabilities recognized in the consolidated balance sheet	2,545,527

MANGO FINANCIAL GROUP LIMITED

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 AND 2025 (UNAUDITED)